Geographic Information - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 31,508	$ 17,925
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	11,296	10,036
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	18,590	7,347
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	1,564	376
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 58	$ 166